Condensed Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 49,964,919		$ 40,638,802	$ 24,580	$ 9,350,697
Balance, shares at Dec. 31, 2021	131,424,989
Stock-based compensation	$ 159,998				159,998
Net loss and comprehensive loss			(731,042)		(731,042)
Balance at Mar. 31, 2022	$ 50,124,917		41,369,844	24,580	8,779,653
Balance, shares at Mar. 31, 2022	131,424,989
Beginning balance, value at Dec. 31, 2021	$ 49,964,919		40,638,802	24,580	9,350,697
Balance, shares at Dec. 31, 2021	131,424,989
Net loss and comprehensive loss					(1,766,493)
Balance at Sep. 30, 2022	$ 50,570,345		42,405,295	24,580	8,189,630
Balance, shares at Sep. 30, 2022	131,581,499
Beginning balance, value at Dec. 31, 2021	$ 49,964,919		40,638,802	24,580	9,350,697
Balance, shares at Dec. 31, 2021	131,424,989
Balance at Dec. 31, 2022	$ 50,664,887	$ 11,793	(41,985,915)	24,580	8,691,759
Balance, shares at Dec. 31, 2022	131,347,999
Beginning balance, value at Mar. 31, 2022	$ 50,124,917		41,369,844	24,580	8,779,653
Balance, shares at Mar. 31, 2022	131,424,989
Stock-based compensation	$ 184,594				184,594
Net loss and comprehensive loss			(721,677)		(721,677)
Shares issued	$ 79,705				79,705
Shares issued, shares	156,510
Balance at Jun. 30, 2022	$ 50,389,216		42,091,521	24,580	8,322,275
Balance, shares at Jun. 30, 2022	131,581,499
Stock-based compensation	$ 181,129				181,129
Net loss and comprehensive loss			(313,774)		(313,774)
Balance at Sep. 30, 2022	$ 50,570,345		42,405,295	24,580	8,189,630
Balance, shares at Sep. 30, 2022	131,581,499
Beginning balance, value at Dec. 31, 2022	$ 50,664,887	11,793	(41,985,915)	24,580	8,691,759
Balance, shares at Dec. 31, 2022	131,347,999
Stock-based compensation	$ 111,974				111,974
Repurchase of common shares	$ (12,310)	11,793			(517)
Repurchase of common shares, (in shares)	(43,500)
Net loss and comprehensive loss			(1,066,612)		(1,066,612)
Balance at Mar. 31, 2023	$ 50,764,551		(43,052,527)	24,580	7,736,604
Balance, shares at Mar. 31, 2023	131,304,499
Beginning balance, value at Dec. 31, 2022	$ 50,664,887	11,793	(41,985,915)	24,580	8,691,759
Balance, shares at Dec. 31, 2022	131,347,999
Net loss and comprehensive loss					(2,340,365)
Balance at Sep. 30, 2023	$ 51,036,765		(44,326,280)	24,580	6,735,065
Balance, shares at Sep. 30, 2023	131,304,499
Beginning balance, value at Mar. 31, 2023	$ 50,764,551		(43,052,527)	24,580	7,736,604
Balance, shares at Mar. 31, 2023	131,304,499
Stock-based compensation	$ 136,347				136,347
Net loss and comprehensive loss			(509,416)		(509,416)
Balance at Jun. 30, 2023	$ 50,900,898		(43,561,943)	24,580	7,363,535
Balance, shares at Jun. 30, 2023	131,304,499
Stock-based compensation	$ 135,867				135,867
Net loss and comprehensive loss			(764,337)		(764,337)
Balance at Sep. 30, 2023	$ 51,036,765		$ (44,326,280)	$ 24,580	$ 6,735,065
Balance, shares at Sep. 30, 2023	131,304,499